Financial Liabilities - Schedule of Presents the Changes in the Fair Value of Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Presents the Changes in the Fair Value of Liabilities [Line Items]
Fair value, Beginning Balance	$ 19,025
Issuance of conversion component related to the convertible loans	2,909
Issuance of warrants related to the convertible loans	17,717
Exercise of warrants	(5,561)
Classification of warrant liability to equity	(10,529)
Conversion of convertible loans into ordinary shares	(20,869)
Issuance of Convertible loan measured whole at fair value	44,960
Change in fair value	9,303
Adjustments arising from translating financial statements from functional currency to presentation currency	3,767
Fair value, Ending Balance	60,722
Public Warrants [Member]
Schedule of Presents the Changes in the Fair Value of Liabilities [Line Items]
Fair value, Beginning Balance	583
Issuance of conversion component related to the convertible loans
Issuance of warrants related to the convertible loans
Exercise of warrants
Classification of warrant liability to equity
Conversion of convertible loans into ordinary shares
Issuance of Convertible loan measured whole at fair value
Change in fair value	(556)
Adjustments arising from translating financial statements from functional currency to presentation currency	2
Fair value, Ending Balance	29
Private Warrants [Member]
Schedule of Presents the Changes in the Fair Value of Liabilities [Line Items]
Fair value, Beginning Balance	13,301
Issuance of conversion component related to the convertible loans
Issuance of warrants related to the convertible loans	17,717
Exercise of warrants	(5,561)
Classification of warrant liability to equity	(10,529)
Conversion of convertible loans into ordinary shares
Issuance of Convertible loan measured whole at fair value
Change in fair value	(13,311)
Adjustments arising from translating financial statements from functional currency to presentation currency	1,038
Fair value, Ending Balance	2,655
Conversion Component [Member]
Schedule of Presents the Changes in the Fair Value of Liabilities [Line Items]
Fair value, Beginning Balance	5,141
Issuance of conversion component related to the convertible loans	2,909
Issuance of warrants related to the convertible loans
Exercise of warrants
Classification of warrant liability to equity
Conversion of convertible loans into ordinary shares	(6,297)
Issuance of Convertible loan measured whole at fair value
Change in fair value	(1,811)
Adjustments arising from translating financial statements from functional currency to presentation currency	340
Fair value, Ending Balance	282
Convertible loan measured whole at fair value [Member]
Schedule of Presents the Changes in the Fair Value of Liabilities [Line Items]
Fair value, Beginning Balance
Issuance of conversion component related to the convertible loans
Issuance of warrants related to the convertible loans
Exercise of warrants
Classification of warrant liability to equity
Conversion of convertible loans into ordinary shares	(14,572)
Issuance of Convertible loan measured whole at fair value	44,960
Change in fair value	24,981
Adjustments arising from translating financial statements from functional currency to presentation currency	2,387
Fair value, Ending Balance	$ 57,756